Financial risks (Tables)	12 Months Ended
Dec. 31, 2020
Financial risks
Schedule of effect on profit/loss and equity of reasonably likely change in financial variable

	2020		2019
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	58,124	+/-10%	30,657

Schedule of contractual maturity

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Trade payables	71,442	0	0	71,442
Leasing	14,072	53,039	76,354	146,465
Other liabilities	150,555	16,744	0	167,299
Total financial liabilities at December 31, 2020	236,069	69,783	76,354	382,209
Trade payables	57,533	0	0	57,533
Leasing	7,692	23,359	54,709	85,760
Other liabilities	73,044	0	0	73,044
Total financial liabilities at December 31, 2019	138,269	23,359	54,709	216,337

Schedule of financial instrument carried at fair value

DKK thousand	2020	2019
Categories of financial instruments
Deposits	16,650	9,012
Trade receivables	46,484	751
Other receivables	9,942	7,935
Cash and cash equivalents	960,221	1,081,060
Financial assets at amortized costs	1,033,297	1,098,758
Marketable securities	297,345	299,448
Other investments	32,333	35,632
Financial assets measured at fair value through profit or loss	329,678	335,080
Lease liabilities	130,119	85,760
Trade payables	70,384	57,533
Other liabilities	167,299	73,044
Financial liabilities measured at amortized cost	367,802	216,337